Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 51,014	$ 78,917	$ 85,625	$ 67,697
Intercompany receivables - current
Accounts receivable, net	247,468	227,542
Related party receivables	28,888	19,872
Inventories	182,343	175,291
Assets held for sale	1,561
Deferred tax assets	31,209	28,877
Other current assets	22,021	27,105
Total current assets	564,504	557,604
Property, plant and equipment, net	162,272	160,174
Investment in subsidiaries
Goodwill	309,407	309,102
Other intangible assets, net	381,394	399,585
Intercompany receivables - non-current
Deferred financing costs, net	15,353	17,483
Other long-term assets	4,154	3,732
Total assets	1,437,084	1,447,680
Current liabilities
Accounts payable	139,357	132,803
Current maturities of long-term debt	3,168	3,177
Related party payables	912	734
Intercompany payables - current
Accrued expenses and other current liabilities	111,293	115,453
Total current liabilities	254,730	252,167
Long-term debt, less current maturities	688,597	690,748
Pension and other post-retirement liabilities	116,015	120,093
Deferred tax liabilities	107,238	110,965
Intercompany payables - non-current
Other long-term liabilities	2,105	2,546
Total shareholder's equity	268,399	271,161	289,854	265,651
Total liabilities and shareholder's equity	1,437,084	1,447,680
Eliminations [Member]
Current assets
Cash and cash equivalents
Intercompany receivables - current	(227,753)	(209,524)
Accounts receivable, net
Related party receivables
Inventories
Assets held for sale
Deferred tax assets
Other current assets
Total current assets	(227,753)	(209,524)
Property, plant and equipment, net
Investment in subsidiaries	(1,105,651)	(1,088,248)
Goodwill
Other intangible assets, net
Intercompany receivables - non-current	(5,092)	(8,577)
Deferred financing costs, net
Other long-term assets
Total assets	(1,338,496)	(1,306,349)
Current liabilities
Accounts payable
Current maturities of long-term debt
Related party payables
Intercompany payables - current	(227,740)	(209,525)
Accrued expenses and other current liabilities	(13)	1
Total current liabilities	(227,753)	(209,524)
Long-term debt, less current maturities
Pension and other post-retirement liabilities
Deferred tax liabilities
Intercompany payables - non-current	(5,092)	(8,577)
Other long-term liabilities
Total shareholder's equity	(1,105,651)	(1,088,248)
Total liabilities and shareholder's equity	(1,338,496)	(1,306,349)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	1	1	4
Intercompany receivables - current
Accounts receivable, net
Related party receivables
Inventories
Assets held for sale
Deferred tax assets
Other current assets
Total current assets	1	1
Property, plant and equipment, net
Investment in subsidiaries	268,414	271,176
Goodwill
Other intangible assets, net
Intercompany receivables - non-current
Deferred financing costs, net
Other long-term assets
Total assets	268,415	271,177
Current liabilities
Accounts payable
Current maturities of long-term debt
Related party payables	16	16
Intercompany payables - current
Accrued expenses and other current liabilities
Total current liabilities	16	16
Long-term debt, less current maturities
Pension and other post-retirement liabilities
Deferred tax liabilities
Intercompany payables - non-current
Other long-term liabilities
Total shareholder's equity	268,399	271,161
Total liabilities and shareholder's equity	268,415	271,177
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	3,026	61,565	45,016	16
Intercompany receivables - current	193,736	165,519
Accounts receivable, net
Related party receivables
Inventories
Assets held for sale
Deferred tax assets	1,585	1,588
Other current assets	276	522
Total current assets	198,623	229,194
Property, plant and equipment, net
Investment in subsidiaries	739,145	722,420
Goodwill
Other intangible assets, net
Intercompany receivables - non-current
Deferred financing costs, net	15,353	17,483
Other long-term assets
Total assets	953,121	969,097
Current liabilities
Accounts payable
Current maturities of long-term debt	3,000	3,000
Related party payables
Intercompany payables - current	711
Accrued expenses and other current liabilities	5,595	15,389
Total current liabilities	9,306	18,389
Long-term debt, less current maturities	688,054	690,079
Pension and other post-retirement liabilities
Deferred tax liabilities	(12,653)	(10,547)
Intercompany payables - non-current
Other long-term liabilities
Total shareholder's equity	268,414	271,176
Total liabilities and shareholder's equity	953,121	969,097
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	35,634	4,921	25,734	55,575
Intercompany receivables - current	21,076	22,536
Accounts receivable, net	226,493	210,462
Related party receivables	28,888	19,872
Inventories	154,252	150,045
Assets held for sale
Deferred tax assets	28,315	26,228
Other current assets	15,902	18,175
Total current assets	510,560	452,239
Property, plant and equipment, net	123,201	118,551
Investment in subsidiaries	98,092	94,652
Goodwill	278,570	278,570
Other intangible assets, net	374,193	391,771
Intercompany receivables - non-current	5,092	8,577
Deferred financing costs, net
Other long-term assets	3,245	3,145
Total assets	1,392,953	1,347,505
Current liabilities
Accounts payable	119,133	108,067
Current maturities of long-term debt	168	177
Related party payables	223	27
Intercompany payables - current	207,496	188,358
Accrued expenses and other current liabilities	95,587	90,742
Total current liabilities	422,607	387,371
Long-term debt, less current maturities	508	669
Pension and other post-retirement liabilities	115,191	119,501
Deferred tax liabilities	114,418	116,012
Intercompany payables - non-current
Other long-term liabilities	1,084	1,532
Total shareholder's equity	739,145	722,420
Total liabilities and shareholder's equity	1,392,953	1,347,505
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	12,353	12,430	14,871	12,106
Intercompany receivables - current	12,941	21,469
Accounts receivable, net	20,975	17,080
Related party receivables
Inventories	28,091	25,246
Assets held for sale	1,561
Deferred tax assets	1,309	1,061
Other current assets	5,843	8,408
Total current assets	83,073	85,694
Property, plant and equipment, net	39,071	41,623
Investment in subsidiaries
Goodwill	30,837	30,532
Other intangible assets, net	7,201	7,814
Intercompany receivables - non-current
Deferred financing costs, net
Other long-term assets	909	587
Total assets	161,091	166,250
Current liabilities
Accounts payable	20,224	24,736
Current maturities of long-term debt
Related party payables	673	691
Intercompany payables - current	19,533	21,167
Accrued expenses and other current liabilities	10,124	9,321
Total current liabilities	50,554	55,915
Long-term debt, less current maturities	35
Pension and other post-retirement liabilities	824	592
Deferred tax liabilities	5,473	5,500
Intercompany payables - non-current	5,092	8,577
Other long-term liabilities	1,021	1,014
Total shareholder's equity	98,092	94,652
Total liabilities and shareholder's equity	$ 161,091	$ 166,250